Pension, Health Care and Postretirement Benefits Other Than Pensions (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Components of the net periodic benefit cost and cumulative other comprehensive loss related to pensions
The following table summarizes the components of the net pension costs and Cumulative other comprehensive loss related to the defined benefit pension plans:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2016	2015	2014	2016	2015	2014
Net pension costs (credits):
Service costs	$22,291	$21,120	$21,342	$4,225	$5,071	$5,261
Interest costs	26,498	24,535	26,266	7,441	8,719	10,422
Expected returns on plan assets	(50,197)	(52,095)	(51,293)	(6,915)	(9,296)	(10,836)
Amortization of prior service costs	1,205	1,310	1,837
Amortization of actuarial losses	4,532	1,962		1,540	1,910	1,413
Ongoing pension costs (credits)	4,329	(3,168)	(1,848)	6,291	6,404	6,260
Settlement costs (credits)				4,231	3,255	(3,422)
Net pension costs (credits)	4,329	(3,168)	(1,848)	10,522	9,659	2,838
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses arising during the year	18,926	15,359	47,785	17,030	1,907	21,792
Prior service costs arising during the year	2,081		2,242
Amortization of actuarial losses	(4,532)	(1,962)		(1,540)	(1,910)	(1,413)
Amortization of prior service costs	(1,205)	(1,310)	(1,837)
Exchange rate loss recognized during year				(11,627)	(5,830)	(7,988)
Total recognized in Cumulative other comprehensive loss	15,270	12,087	48,190	3,863	(5,833)	12,391
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$19,599	$8,919	$46,342	$14,385	$3,826	$15,229

Fair value of the defined benefit pension plan assets
The following tables summarize the fair value of the defined benefit pension plan assets at December 31, 2016, 2015 and 2014. The presentation is in accordance with the Retirement Benefits Topic of the ASC, as updated by ASU No. 2015-07 (see Note 1).

	Fair value at December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$393,045	$321,152	$71,893
Fixed income investments (2)	294,103	144,668	149,435
Other assets (3)	14,643		14,643
Total investments in fair value hierarchy	701,791	$465,820	$235,971
Investments measured at NAV or its equivalent (4)	310,230
Investments at fair value	$1,012,021

	Fair value at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$435,690	$372,033	$63,657
Fixed income investments (2)	290,470	141,448	149,022
Other assets (3)	16,361		16,361
Total investments in fair value hierarchy	742,521	$513,481	$229,040
Investments measured at NAV or its equivalent (4)	278,423
Investments at fair value	$1,020,944

	Fair value at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Equity investments (1)	$487,357	$404,542	$82,815
Fixed income investments (2)	285,042	141,529	143,513
Other assets (3)	28,435		28,435
Total investments in fair value hierarchy	800,834	$546,071	$254,763
Investments measured at NAV or its equivalent (4)	282,882
Investments at fair value	$1,083,716

(1)	This category includes actively managed equity assets that track primarily to the S&P 500.

(2)	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.

(3)	This category includes real estate and pooled investment funds.

(4)
This category includes pooled investment funds and private equity funds that are measured at NAV or its equivalent using the practical expedient. Therefore, these investments are not classified in the fair value hierarchy.

Obligations, plan assets and assumption used for defined benefit pension plan
The following table summarizes the obligations, plan assets and assumptions used for the defined benefit pension plans, which are all measured as of December 31:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2016	2015	2014	2016	2015	2014
Accumulated benefit obligations at end of year	$630,159	$621,873	$648,480	$172,047	$172,426	$203,610
Projected benefit obligations:
Balances at beginning of year	$624,791	$653,338	$582,036	$201,854	$234,524	$222,996
Service costs	22,291	21,120	21,342	4,225	5,071	5,261
Interest costs	26,498	24,535	26,266	7,441	8,719	10,422
Actuarial losses (gains)	8,132	(40,602)	68,748	43,736	(3,045)	32,551
Contributions and other	2,081		2,242	947	1,072	(6,692)
Settlements				(14,862)	(18,707)	(3,370)
Effect of foreign exchange				(30,360)	(17,211)	(18,987)
Benefits paid	(50,996)	(33,600)	(47,296)	(6,108)	(8,569)	(7,657)
Balances at end of year	632,797	624,791	653,338	206,873	201,854	234,524
Plan assets:
Balances at beginning of year	858,605	896,071	870,386	162,339	187,645	184,963
Actual returns on plan assets	39,404	(3,866)	72,256	33,569	4,844	20,240
Contributions and other			725	15,019	11,424	7,328
Settlements				(14,862)	(18,707)	(3,370)
Effect of foreign exchange				(24,949)	(14,298)	(13,859)
Benefits paid	(50,996)	(33,600)	(47,296)	(6,108)	(8,569)	(7,657)
Balances at end of year	847,013	858,605	896,071	165,008	162,339	187,645
Excess (deficient) plan assets over projected benefit obligations	$214,216	$233,814	$242,733	$(41,865)	$(39,515)	$(46,879)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$214,216	$233,814	$242,733	$11,313	$11,068	$7,411
Other accruals				(1,522)	(1,442)	(810)
Other long-term liabilities				(51,656)	(49,141)	(53,480)
	$214,216	$233,814	$242,733	$(41,865)	$(39,515)	$(46,879)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(134,847)	$(120,454)	$(107,057)	$(45,604)	$(41,741)	$(47,574)
Prior service costs	(6,015)	(5,138)	(6,448)
	$(140,862)	$(125,592)	$(113,505)	$(45,604)	$(41,741)	$(47,574)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	4.20%	4.40%	3.95%	3.21%	4.20%	3.92%
Rate of compensation increase	3.38%	3.14%	4.00%	4.43%	4.00%	3.70%
Weighted-average assumptions used to determine net pension costs:
Discount rate	4.40%	3.95%	4.65%	4.20%	3.92%	4.89%
Expected long-term rate of return on assets	6.00%	6.00%	6.00%	4.70%	4.84%	5.58%
Rate of compensation increase	3.14%	4.00%	4.00%	4.00%	3.70%	4.31%

Obligation and the assumptions used for postretirement benefits other than pensions
The following table summarizes the obligation and the assumptions used for postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2016	2015	2014
Benefit obligation:
Balance at beginning of year - unfunded	$263,383	$295,149	$286,651
Service cost	2,244	2,485	2,434
Interest cost	11,009	11,182	12,782
Actuarial loss (gain)	7,548	(19,370)	27,757
Plan amendments		(9,269)	(19,043)
Benefits paid	(19,047)	(16,794)	(15,432)
Balance at end of year - unfunded	$265,137	$263,383	$295,149
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(250,397)	$(248,523)	$(277,892)
Other accruals	(14,740)	(14,860)	(17,257)
	$(265,137)	$(263,383)	$(295,149)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(23,211)	$(15,664)	$(36,044)
Prior service credits	19,205	25,784	21,043
	$(4,006)	$10,120	$(15,001)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.10%	4.30%	3.90%
Health care cost trend rate - pre-65	6.00%	6.00%	7.00%
Health care cost trend rate - post-65	5.50%	5.00%	6.50%
Prescription drug cost increases	10.50%	11.50%	6.50%
Employer Group Waiver Plan (EGWP) trend rate	10.60%	11.50%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.30%	3.90%	4.60%
Health care cost trend rate - pre-65	6.00%	7.00%	7.50%
Health care cost trend rate - post-65	5.00%	6.50%	6.50%
Prescription drug cost increases	11.50%	6.50%	7.00%

Components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions
The following table summarizes the components of the net periodic benefit cost and Cumulative other comprehensive loss related to postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2016	2015	2014
Net periodic benefit cost:
Service cost	$2,244	$2,485	$2,434
Interest cost	11,009	11,182	12,782
Amortization of actuarial losses		1,011
Amortization of prior service credit	(6,578)	(4,529)	(503)
Net periodic benefit cost	6,675	10,149	14,713
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial loss (gain) arising during the year	7,548	(19,370)	27,757
Prior service credit arising during the year		(9,269)	(19,043)
Amortization of actuarial losses		(1,011)
Amortization of prior service credit	6,578	4,529	503
Total recognized in Cumulative other comprehensive loss	14,126	(25,121)	9,217
Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$20,801	$(14,972)	$23,930

Significant effect on amounts reported for service and interest rate component and postretirement health care benefit obligation
A one-percentage-point change in assumed health care and prescription drug cost trend rates would have had the following effects at December 31, 2016:

	One-Percentage Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$86	$(131)
Effect on the postretirement benefit obligation	$552	$(1,221)

Retiree health care benefit cash payments
The Company expects to make retiree health care benefit cash payments as follows:

Expected Cash Payments
2017	$14,740
2018	16,551
2019	17,398
2020	17,990
2021	18,334
2022 through 2026	93,300
Total expected benefit cash payments	$178,313